(WFA Fixed Income Funds - Classes A and C) | (Wells Fargo International Bond Fund)
 Investment Objective
The Fund seeks total return, consisting of income and capital appreciation.
 Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 21 and 23 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 37 for further information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo International Bond Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - (Wells Fargo International Bond Fund)		Class A	Class C
Management Fees		0.60%	0.60%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.48%	0.48%
Total Annual Fund Operating Expenses		1.08%	1.83%
Fee Waivers		(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waivers	[1]	1.03%	1.78%
[1]	The Manager has contractually committed through January 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

 Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo International Bond Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	550	773	1,014	1,704
Class C	281	571	986	2,144

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo International Bond Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	181	571	986	2,144

 Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

 Principal Investment Strategies
Under normal circumstances, we invest:
  at least 80% of the Fund's net assets in foreign debt securities, including obligations of governments, corporate entities or supranational agencies, denominated in various currencies;
  in at least three countries or supranational agencies;
  up to 35% of the Fund's total assets in debt securities that are below investment grade; and
  up to 5% of the Fund's total assets in debt obligations or similar securities denominated in the local currencies of countries that have a sovereign debt rating below investment-grade.
We invest principally in foreign debt securities denominated in various currencies, including obligations of governments, corporate entities or supranational agencies. We will invest in at least three countries or supranational agencies. We may also invest in investment-grade and below investment-grade debt securities (often called "high yield" securities or "junk bonds") of both U.S. and foreign issuers, including issuers from emerging markets. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least B- by Standard & Poor's or B3 by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. Under normal circumstances, we invest up to 5% of the Fund's total assets in debt obligations or similar securities denominated in the local currencies of countries that have a sovereign debt rating below investment-grade. Currency is managed as a separate asset class. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies. The Fund may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk.
While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 5 and 14 years, and dollar-weighted average effective duration to be between 3 1/2 and 10 years. "Dollar-Weighted Average Effective Maturity" is a measure of the average time until the final payment of principal and interest is due on fixed income securities in the Fund's portfolio. "Dollar-Weighted Average Effective Duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.
We use proprietary models and systems to assess and highlight areas of relative value around the world. Model-driven forecasts are created using fundamental economic inputs to generate economic forecasts on the global bond markets. With these forecasts, an optimization process accounts for multiple iteration scenarios to create, what we believe to be, an optimal portfolio strategy. The output of the model process is intended to provide relative valuations for determining an over, or underweight of country-specific bond markets. Similarly, currencies are valued for their potential returns or to hedge currency exposure. These macro 'top-down' quantitative models are used in conjunction with our investment experience and allied to a 'bottom-up' security selection process.
Sell decisions are valuation-driven based on our models and our fundamental analysis. We may also sell a security due to changes in portfolio strategy or cash flow needs.

 Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.
Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

 Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 3rd Quarter 2010	+11.48%
Lowest Quarter: 4th Quarter 2016	-12.02%

Average Annual Total Returns for the periods ended 12/31/2018 (returns reflect applicable sales charges)	[1]
Average Annual Total Returns - (Wells Fargo International Bond Fund) -	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Sep. 30, 2003	(8.52%)	(1.93%)	1.16%
Class A | (after taxes on distributions)	Sep. 30, 2003	(8.52%)	(2.13%)	0.51%
Class A | (after taxes on distributions and the sale of Fund Shares)	Sep. 30, 2003	(5.04%)	(1.50%)	0.75%
Class C	Sep. 30, 2003	(5.91%)	(1.76%)	0.87%
Bloomberg Barclays Global Aggregate ex-USD Index (reflects no deduction for fees, expenses, or taxes)		(2.15%)	(0.01%)	1.74%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

(WFA Fixed Income Funds - Classes A and C) | (Wells Fargo Strategic Income Fund)
 Investment Objective
The Fund seeks total return, consisting of a high level of current income and capital appreciation.
 Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 21 and 23 of the Prospectus and "Additional Purchase and Redemption Information" on page 63 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 37 for further information.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - - (Wells Fargo Strategic Income Fund)	Class A		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	[1]	1.00%
[1]	Investments of $250,000 or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - (Wells Fargo Strategic Income Fund)		Class A	Class C
Management Fees		0.53%	0.53%
Distribution (12b-1) Fees		none	0.75%
Other Expenses		0.92%	0.92%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses		1.47%	2.22%
Fee Waivers		(0.55%)	(0.55%)
Total Annual Fund Operating Expenses After Fee Waivers	[1]	0.92%	1.67%
[1]	The Manager has contractually committed through January 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at 0.90% for Class A and 1.65% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

 Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example - (Wells Fargo Strategic Income Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	490	794	1,120	2,042
Class C	270	641	1,140	2,512

Assuming No Redemption
Expense Example, No Redemption - (Wells Fargo Strategic Income Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	170	641	1,140	2,512

 Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50% of the average value of its portfolio.

 Principal Investment Strategies
Under normal circumstances, we invest:
  at least 80% of the Fund's net assets in income-producing securities;
  up to 100% of the Fund's total assets in debt securities of foreign issuers, including emerging markets issuers, and up to 50% of the Fund's total assets in non-dollar denominated debt securities;
  up to 100% of the Fund's total assets in debt securities that are below investment-grade;
  up to 25% of the Fund's total assets in preferred stocks; and
  up to 10% of the Fund's total assets in debt securities that are in default at the time of purchase.
We invest principally in income-producing securities, including corporate, mortgage- and asset-backed securities, municipal securities, bank loans, convertible securities, preferred stocks, foreign corporate debt, foreign sovereign debt, supranational agencies and U.S. Government obligations. We may invest a significant portion of the Fund's assets in mortgage-backed securities, including those issued by agencies and instrumentalities of the U.S. Government. We may also invest in below investment-grade debt securities (often called "high yield" securities or "junk bonds") of any credit quality, including unrated securities that we deem to be of comparable quality, as well as securities that are in default at the time of purchase.
We may invest in debt securities of foreign issuers, including emerging markets issuers, denominated in any currency. Emerging market countries generally are those countries defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The emerging market countries in which the Fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Uruguay. We may seek to add yield by having exposures to a variety of credits, mortgages, and higher yielding countries and currencies.
We pursue the Fund's investment objective by creating an integrated strategy that combines income-producing securities from a variety of sectors, countries and issuers. Portfolio managers meet regularly to review and assess the overall portfolio risk level, the allocation of assets among the different sectors, and the role played by each sector in the portfolio. Wells Capital Management Incorporated determines the allocation of assets, and these allocations can change at any time. Each portfolio manager provides overall asset allocation and/or day-to-day portfolio management, and is responsible for security selection within the portfolio managers' assigned sectors.
The investment process for both asset allocation and security selection focuses on the value-driven measures that are used by the portfolio managers when managing sector assignments such as high yield bonds, global bonds, emerging markets, investment-grade bonds, and mortgages. We seek to add return by allocating assets to sectors that we believe offer better opportunities and by using rigorous credit research to identify attractive individual securities. The portfolio managers utilize proprietary tools when measuring opportunities and risks associated with country, currency, credit and mortgage exposures. Securities are sold and allocations to various sectors are reduced when prices rise significantly above our estimates of underlying value, when changes in the financial environment indicate that securities or sectors at current prices no longer offer attractive risk-adjusted returns, or due to cash flow needs.
While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund's overall dollar-weighted average effective duration to be between 0 and 6 years. "Dollar-weighted average effective duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration. We may use futures to manage duration exposure. There are no fixed weights for the Fund's allocation across various sectors or markets. The pursuit of the Fund's investment objective of total return, a component of which consists of a high level of current income, however, implies that the Fund will normally seek to have significant holdings of securities offering higher yields relative to U.S. Treasuries.
In addition to currency exposures stemming from our management of non-dollar denominated bonds, including the hedging and cross-hedging of currency exposures associated with these securities, we can manage currency as a separate asset class. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies. The Fund may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk.

 Principal Investment Risks
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.
Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.
Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

 Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Highest Quarter: 3rd Quarter 2016	+2.47%
Lowest Quarter: 3rd Quarter 2015	-4.03%

Average Annual Total Returns for the periods ended 12/31/2018 (returns reflect applicable sales charges)
Average Annual Total Returns - (Wells Fargo Strategic Income Fund) -	Inception Date of Share Class	1 Year	5 Years	Performance Since 1/31/2013
Class A	Jan. 31, 2013	(5.08%)	0.87%	0.61%
Class A | (after taxes on distributions)	Jan. 31, 2013	(6.38%)	(0.18%)	(0.55%)
Class A | (after taxes on distributions and the sale of Fund Shares)	Jan. 31, 2013	(3.00%)	0.20%	(0.06%)
Class C	Jan. 31, 2013	(2.70%)	0.96%	0.57%
Bloomberg Barclays U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)		2.08%	0.86%	0.77%
ICE BofAML 3-Month LIBOR Constant Maturity Index (reflects no deduction for fees, expenses, or taxes)		(0.25%)	2.72%	2.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

[1]	Historical performance shown prior to July 12, 2010, is based on the performance of the Fund's predecessor, Evergreen International Bond Fund.